Related Party Transactions - Schedule of Major Related Parties that Transacted with the Group (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties		¥ 40,243			¥ 20,001	$ 5,726
Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Cash Advance to related parties		(583)			583	(83)
Repayment of loans from related parties					(582)
Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Cash Advance to related parties		(438)			438	(62)
Repayment of loans from related parties		(3,020)		$ (430)	(1,150)
Shanghai Youcang [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Repayment of loans from related parties		(100)		$ (14)	(11)
Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Cash Advance to related parties		(536)			380	(76)
Loans from related parties		(219)			(454)	(31)
Youche Jingpin [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Repayment of receivables to related parties					(20)
Huzhou Zheyou [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Deposit to related parties		30				4
UNEX EV [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties		¥ (1,037)				(148)
Hangzhou Youyue [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Repayment of loans from related parties					(6)
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Bingyi Zhao		An affiliate of Bingyi Zhao
Shanghai Youzhang Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile” [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Qingshan Wei [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		Controlling shareholder of U Power Limited		Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		Controlling shareholder, Director and CEO of U Power Limited		Controlling shareholder, Director and CEO of U Power Limited
Amounts due from related parties	[1]				583
Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		Director and Chief Financial Officer of U Power Limited		Director and Chief Financial Officer of U Power Limited
Amounts due from related parties	[2]				535
Amounts due to related parties	[4]		[3]		219		[3]
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd(“Nanmu”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li		An affiliate of Jia Li
Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		Director of U Power Limited		Director of U Power Limited
Amounts due from related parties	[5]				438
Amounts due to related parties	[4]		[3]		3,020		[3]
Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	[3]	60,244			20,001	8,571
Shanghai Youcang [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	[1]				100
Huzhou Zheyou New Energy Sales Co., Ltd. [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties		30				4
Related Party [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties		60,274			21,657	8,575
Amounts due to related parties		1,037			3,239	148
UNEX EV [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due to related parties	[6]	¥ 1,037				$ 148

[1]	Amounts due from Shanghai Youcang represent the advances paid by AHYS to Shanghai Youcang regarding the transfer of 24.11% equity interests of Youpin in May 2022.
[2]	Amounts due from Bingyi Zhao represent the advances paid by Youpin Shandong to Bingyi Zhao for her market expansion efforts.
[3]	Amounts due from Nanmu (Shanghai) Financial Leasing Co., Ltd. represent an investment deposit to Nanmu (Shanghai) Financial Leasing Co., Ltd. As of the date of this annual report, Nanmu (Shanghai) Financial Leasing Co., Ltd. had returned RMB 50,000 (US$ 7,114) of the relevant investment deposit.
[4]	Amounts due to Ke Li and Bingyi Zhao represent the interest-free loans to SH Youxu, Energy U Limited, and U Power Limited for their operation purposes.
[5]	Amounts due from Jia Li and Ke Li represent the advance paid to Jia Li and Ke Li by Youpin Shandong, SH Youxu and Energy U Limited for their market expansion efforts, at an interest rate of 12.4% and with a due date of June 30, 2026.
[6]	Amounts due to UNEX EV represent the loans to Energy U Limited for its operation purpose.